Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	Debt, net of debt discount and issuance costs, consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Senior Credit Facility	$16,829	$16,809
PPP loan	10,000	10,000
Convertible Notes	112,436	106,443
Debt, non-current	$139,265	$133,252

Debt, net of debt discount and issuance costs, consisted of the following (in thousands):

	December 31,
	2020	2019
Hercules Credit Facility	$—	$9,640
Senior Credit Facility	16,809	14,934
PPP loan	10,000	—
Convertible Notes	106,443	—
Total Debt, non-current	$133,252	$24,574

Convertible Notes	As of March 31, 2021, the Convertible Notes, net of debt discount and issuance costs, consisted of the following (in thousands):

Principal	$200,000
PIK interest	5,758
Total principal	205,758
Less debt discount and issuance costs	(93,322)
Total Convertible Notes	$112,436
As of December 31, 2020, the Convertible Notes, net of debt discount and issuance costs, consisted of the following (in thousands):

Principal	$200,000
PIK interest	3,501
Total principal	203,501
Less debt discount and issuance costs	(97,058)
Total Convertible Notes	$106,443

Contractual Future Principal Repayments of Debt
As of March 31, 2021, the contractual future principal repayments of the total debt were as follows (in thousands):

2022	$10,000
2024	17,073
2025 (1)	205,758
Total debt	$232,831
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(1)Including PIK interest added to principal balance through March 31, 2021.
As of December 31, 2020, the contractual future principal repayments of the total debt were as follows (in thousands):

2022	$10,000
2024	17,074
2025(1)	203,501
Total	$230,575
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(1)Including PIK interest added to principal balance through December 31, 2020.